Sep-26-05 12:37pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-041 P.004/004 F-575

Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-11284

CERTNYS

NYSE

05067203

RECD S.E.C.
SEP 26 2005
1086

September 26, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

PROCESSED
SEP 27 2005
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, FALCONBRIDGE LIMITED, Common Share Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 26, 2005.

Sincerely,

Paras Madho

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